VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—3.9%
Cable One, Inc.	6,020	$ 10,915
Cogent Communications Holdings, Inc.	161,213	11,420
Electronic Arts, Inc.	92,700	13,187
Take-Two Interactive Software, Inc.(1)	40,462	6,234
ViacomCBS, Inc. Class B	314,488	12,425
		54,181

Consumer Discretionary—9.5%
AutoZone, Inc.(1)	8,302	14,097
Best Buy Co., Inc.	159,099	16,819
Dollar General Corp.	45,802	9,717
Domino’s Pizza, Inc.	17,413	8,305
DR Horton, Inc.	147,414	12,378
Gentex Corp.	396,247	13,068
Lowe’s Cos., Inc.	62,097	12,597
Pool Corp.	22,495	9,772
PulteGroup, Inc.	383,041	17,589
TopBuild Corp.(1)	49,981	10,237
Whirlpool Corp.	30,571	6,232
		130,811

Consumer Staples—4.6%
Church & Dwight Co., Inc.	167,438	13,825
Hershey Co. (The)	50,675	8,577
Kroger Co. (The)	275,676	11,145
McCormick & Co., Inc.	204,549	16,575
Tyson Foods, Inc. Class A	175,298	13,838
		63,960

Energy—2.6%
Hess Corp.	164,590	12,856
Marathon Petroleum Corp.	227,157	14,041
ONEOK, Inc.	158,899	9,214
		36,111

Financials—18.7%
AGNC Investment Corp.	878,518	13,854
Allstate Corp. (The)	108,182	13,773
American Financial Group, Inc.	54,224	6,823
Apollo Global Management, Inc. Class A	169,802	10,458
Broadridge Financial Solutions, Inc.	31,807	5,300
Cincinnati Financial Corp.	80,694	9,217
Citizens Financial Group, Inc.	276,317	12,981
Discover Financial Services	27,576	3,388
Equitable Holdings, Inc.	469,909	13,928
Fidelity National Financial, Inc.	296,397	13,438
First Republic Bank	52,909	10,205
Gallagher (Arthur J.) & Co.	92,807	13,796
Globe Life, Inc.	151,406	13,480
	Shares	Value

Financials—continued
Hanover Insurance Group, Inc. (The)	90,540	$ 11,736
Kinsale Capital Group, Inc.	83,406	13,487
M&T Bank Corp.	81,367	12,151
MarketAxess Holdings, Inc.	31,757	13,360
MSCI, Inc. Class A	11,567	7,037
Nasdaq, Inc.	40,616	7,840
New Residential Investment Corp.	1,114,292	12,257
Progressive Corp. (The)	108,246	9,784
Reinsurance Group of America, Inc.	115,390	12,838
State Street Corp.	131,583	11,148
T. Rowe Price Group, Inc.	33,961	6,680
		258,959

Health Care—9.1%
Agilent Technologies, Inc.	42,522	6,699
Amedisys, Inc.(1)	56,735	8,459
Anthem, Inc.	31,779	11,847
Chemed Corp.	28,250	13,140
Humana, Inc.	11,802	4,593
IQVIA Holdings, Inc.(1)	29,280	7,014
PerkinElmer, Inc.	73,108	12,669
Quest Diagnostics, Inc.	91,771	13,335
ResMed, Inc.	37,782	9,957
STERIS plc	68,035	13,898
Teleflex, Inc.	37,580	14,151
West Pharmaceutical Services, Inc.	22,674	9,626
		125,388

Industrials—15.2%
AMETEK, Inc.	67,936	8,425
Carrier Global Corp.	246,224	12,744
Cummins, Inc.	61,843	13,887
Dover Corp.	42,034	6,536
EMCOR Group, Inc.	61,437	7,089
Fair Isaac Corp.(1)	31,941	12,710
Graco, Inc.	136,266	9,534
L3Harris Technologies, Inc.	62,253	13,711
Leidos Holdings, Inc.	151,733	14,586
Masco Corp.	218,637	12,145
Mercury Systems, Inc.(1)	325,720	15,446
Norfolk Southern Corp.	41,120	9,838
Northrop Grumman Corp.	37,826	13,623
Old Dominion Freight Line, Inc.	27,312	7,811
Republic Services, Inc. Class A	113,615	13,641
Roper Technologies, Inc.	30,423	13,573
Stanley Black & Decker, Inc.	71,051	12,456
Toro Co. (The)	55,199	5,377
TransUnion	66,362	7,453
		210,585

Information Technology—12.7%
Broadcom, Inc.	23,186	11,244
	Shares	Value

Information Technology—continued
Cadence Design Systems, Inc.(1)	84,932	$ 12,862
Global Payments, Inc.	87,531	13,793
Hewlett Packard Enterprise Co.	847,972	12,084
HP, Inc.	513,690	14,055
Jabil, Inc.	127,775	7,458
Jack Henry & Associates, Inc.	83,390	13,681
Keysight Technologies, Inc.(1)	38,665	6,352
Micron Technology, Inc.	244,177	17,332
Motorola Solutions, Inc.	27,023	6,278
Skyworks Solutions, Inc.	83,821	13,812
Synopsys, Inc.(1)	33,100	9,910
Teledyne Technologies, Inc.(1)	25,170	10,813
Teradyne, Inc.	239,959	26,196
		175,870

Materials—7.2%
Ball Corp.	159,722	14,370
Celanese Corp.	89,484	13,480
FMC Corp.	43,458	3,979
LyondellBasell Industries NV Class A	139,480	13,090
Reliance Steel & Aluminum Co.	97,432	13,876
Royal Gold, Inc.	160,908	15,365
RPM International, Inc.	136,069	10,566
Scotts Miracle-Gro Co. (The)	58,941	8,627
Southern Copper Corp.	109,744	6,161
		99,514

Real Estate—6.7%
Alexandria Real Estate Equities, Inc.	40,857	7,806
American Tower Corp.	72,301	19,189
CoreSite Realty Corp.	69,047	9,566
Duke Realty Corp.	144,559	6,920
Medical Properties Trust, Inc.	561,126	11,262
National Health Investors, Inc.	170,704	9,133
Prologis, Inc.	72,855	9,138
Realty Income Corp.	100,412	6,513
Sun Communities, Inc.	71,447	13,225
		92,752

Utilities—9.1%
Alliant Energy Corp.	216,144	12,100
American Water Works Co., Inc.	76,046	12,855
Atmos Energy Corp.	235,316	20,755
DTE Energy Co.	76,840	8,584
Eversource Energy	197,762	16,169
ONE Gas, Inc.	137,202	8,694
Sempra Energy	106,007	13,410
WEC Energy Group, Inc.	153,346	13,525
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Utilities—continued
Xcel Energy, Inc.	302,486	$ 18,905
		124,997

Total Common Stocks (Identified Cost $1,156,407)		1,373,128

Total Long-Term Investments—99.3% (Identified Cost $1,156,407)		1,373,128

	Shares	Value

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	4,944,636	$ 4,945
Total Short-Term Investment (Identified Cost $4,945)		4,945

TOTAL INVESTMENTS—99.7% (Identified Cost $1,161,352)		$1,378,073
Other assets and liabilities, net—0.3%		4,599
NET ASSETS—100.0%		$1,382,672
Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,373,128	$1,373,128
Money Market Mutual Fund	4,945	4,945
Total Investments	$1,378,073	$1,378,073
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS NFJ MID-CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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